Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentration of Risk [Abstract]
Schedule of Concentration of Risk

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024	2023
Percentage of the Group’s accounts receivable
Customer B	13%	12%
Total	13%	12%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase:

	For the years ended December 31,
	2024	2023
Percentage of the Group’s total purchase
Supplier A	33%	21%
Supplier B	12%	20%
Supplier C	* %	15%
Total	45%	56%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable:

	As of December 31,
	2024	2023
Percentage of the Group’s accounts payable
Supplier A	45%	31%
Total	45%	31%